Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on September 3, 2024
Amount Registered | shares	158,000
Proposed Maximum Offering Price per Unit	14.47
Maximum Aggregate Offering Price	$ 2,286,260
Fee Rate	0.01531%
Amount of Registration Fee	$ 350.03
Offering Note
(1)
Represents 1,500,350 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 3, 2024, October 1, 2024, November 1, 2024, December 2, 2024, January 2, 2025, and February 3, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on October 1, 2024
Amount Registered | shares	201,000
Proposed Maximum Offering Price per Unit	23.61
Maximum Aggregate Offering Price	$ 4,745,610
Fee Rate	0.01531%
Amount of Registration Fee	$ 726.56
Offering Note
(1)
Represents 1,500,350 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 3, 2024, October 1, 2024, November 1, 2024, December 2, 2024, January 2, 2025, and February 3, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on November 1, 2024
Amount Registered | shares	123,600
Proposed Maximum Offering Price per Unit	22.28
Maximum Aggregate Offering Price	$ 2,753,808
Fee Rate	0.01531%
Amount of Registration Fee	$ 421.61
Offering Note
(1)
Represents 1,500,350 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 3, 2024, October 1, 2024, November 1, 2024, December 2, 2024, January 2, 2025, and February 3, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on December 2, 2024
Amount Registered | shares	391,500
Proposed Maximum Offering Price per Unit	21
Maximum Aggregate Offering Price	$ 8,221,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,258.72
Offering Note
(1)
Represents 1,500,350 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 3, 2024, October 1, 2024, November 1, 2024, December 2, 2024, January 2, 2025, and February 3, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on January 2, 2025
Amount Registered | shares	98,500
Proposed Maximum Offering Price per Unit	19.76
Maximum Aggregate Offering Price	$ 1,946,360
Fee Rate	0.01531%
Amount of Registration Fee	$ 297.99
Offering Note
(1)
Represents 1,500,350 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 3, 2024, October 1, 2024, November 1, 2024, December 2, 2024, January 2, 2025, and February 3, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on February 3, 2025
Amount Registered | shares	527,750
Proposed Maximum Offering Price per Unit	19.3
Maximum Aggregate Offering Price	$ 10,185,575
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,559.42
Offering Note
(1)
Represents 1,500,350 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 3, 2024, October 1, 2024, November 1, 2024, December 2, 2024, January 2, 2025, and February 3, 2025. Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form
S-8
(this “Registration Statement”), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant’s Common Stock subject to such inducement grants.